Significant Accounting Policies (Details) - Schedule of straight-line basis, over the useful lives of the assets	12 Months Ended
Dec. 31, 2022
Computers [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis, over the useful lives of the assets [Line Items]
Annual depreciation rate in percentage	33.00%
Development equipment [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis, over the useful lives of the assets [Line Items]
Annual depreciation rate in percentage	20.00%
Furniture and office equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis, over the useful lives of the assets [Line Items]
Annual depreciation rate in percentage	6.00%
Furniture and office equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis, over the useful lives of the assets [Line Items]
Annual depreciation rate in percentage	15.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis, over the useful lives of the assets [Line Items]
Annual depreciation rate in percentage	10.00%